REVERSE ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
REVERSE ACQUISITION.
Schedule of allocation of the purchase prices

Amount
Fair value of consideration transferred (1)	$161,760

Fair value of the assets acquired and the liabilities assumed
Cash and cash equivalents	$4,299
Prepaid expense	46,708
Property plant and equipment	31
Trademark (Intangible Assets)	15,100
Right-of-use assets	47
Goodwill	143,655
Subtotal of total assets	209,840
Short-term bank loan	(8,195)
Accounts payable	(406)
Advance from customers	(461)
Short-term lease liabilities	(32)
Other payables	(13,198)
Amounts due to RPT	(4,288)
Income tax payable	(4,079)
Warrants	(2,335)
Mezzanine equity-Preferred shares	(1,437)
Subtotal of total liabilities	(34,431)
Less: Non-controlling interest	(7,649)
Less: Preferred shares (2)	(6,000)
Total net assets	$161,760
(1)	The fair value of 4,628,333 ordinary shares (after giving effects of the Share Consolidation as mentioned above) issued to pre-reverse acquisition KAH shareholders is $161,760 based on the quoted fair market value of $34.95 per ordinary share (after giving effects of the Share Consolidation as mentioned above) on June 25, 2021.
(2)	It represented Series D convertible preferred shares of KAH issued to Moatable, Inc. on April 8, 2021 (see Note 18)

Schedule of pro forma information for the period

2021
Unaudited
Revenue	$257,631
Net loss	$(191,468)